ORGANIZATION, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Aug. 31, 2016	Feb. 29, 2016	Feb. 28, 2015
Description Of Business And Going Concern Policies
Date of incorporation	Mar. 28, 2007
State of incorporation	Nevada
Accumulated deficit	$ (25,476,618)	$ (23,377,328)	$ (18,723,149)